Disaggregated Revenues (Table)	12 Months Ended
Mar. 31, 2026
Schedule of Disaggregated Revenues [Abstract]
Schedule of Disaggregated Revenues

Disaggregated revenues by major categories and timing of revenue recognition for the years ended March 31, 2026, 2025 and 2024 are disclosed in the table below:

	Years ended March 31,
	2026	2025	2024
	US$	US$	US$
Over time:
– Beauty, wellness and postpartum service	4,508,504	5,967,277	5,813,814
– Franchise	6,407	—	—
Subtotal – over time	4,514,911	5,967,277	5,813,814

Point in time:
– Sales of products	163,380	207,766	88,992
– Franchise	129,422	46,708	—
– Consultancy services	—	—	112,569
Subtotal – point in time	292,802	254,474	201,561
Total Revenue	4,807,713	6,221,751	6,015,375